Supplemental information on statement of cash flows (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Information On Statement Of Cash Flows
Depreciation of Property, plant and equipment	$ 15,306	$ 14,618	$ 12,955
Amortization of Intangible assets	104	77	60
Capitalized depreciation	(1,965)	(1,343)	(1,240)
Depreciation of right of use - recovery of PIS/COFINS	(165)	(134)	(80)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 13,280	$ 13,218	$ 11,695